GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 139,759	$ 151,579	$ 137,232
Long-Lived Assets	4,090	3,856	3,191
Americas principally U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	72,079	76,429	71,527
Long-Lived Assets	96	141	147
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	38,873	43,989	37,310
Long-Lived Assets	79	56	74
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	22,393	23,167	20,508
Long-Lived Assets	79	83	29
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	6,414	7,994	7,887
Long-Lived Assets	$ 3,836	$ 3,576	$ 2,941